Basis of Accounting	12 Months Ended
Mar. 31, 2022
Basis Of Accounting [Abstract]
Basis of Accounting
2)	BASIS OF ACCOUNTING

(a)	Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). Accounting policies have been applied consistently to all periods presented in these financial statements, except as mentioned otherwise.

The consolidated financial statements were authorized for issue by the Company’s Board of Directors on July 12, 2022.

(b)	Basis of Measurement

The consolidated financial statements have been prepared on the historical cost and on an accrual basis except for the following material items:

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equity securities at Fair Value through Other Comprehensive Income (FVOCI), financial assets at Fair Value Through Profit or Loss (FVTPL), and financial liabilities at Fair Value Through Profit or Loss (FVTPL)

•	net defined benefit (asset) liability measured at fair value of plan assets less the present value of the defined benefit obligation.

(c)	Functional and Presentation Currency

These consolidated financial statements are presented in U.S. Dollar (USD), which is the Parent Company’s functional currency. All amounts have been rounded to the nearest thousands, unless otherwise indicated.

The functional currency of subsidiaries is the currency of the primary economic environment in which each subsidiary operates and is normally the currency in which each subsidiary primarily generates and expends cash.

(d)	Use of Estimates and Judgements

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised in the period in which the estimates are revised and in any future periods affected.

i) Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the financial statements is included in the following notes:

Note 8 – Equity-accounted investees: whether the Group has significant influence over an investee: The Group has a significant influence over another entity if it holds 20% or more of the voting power of the investee. In case the Group holds less than 20% of the voting power of the investees, then the Group applies judgement to determine its significant influence over the investee.

Note 10 – Revenue recognition: expected usage of loyalty program benefits: Under its customer loyalty programs, the Group allocates a portion of the consideration received to loyalty points that are redeemable against any future purchases of the Group’s services. This allocation is based on the relative standalone selling prices. Judgement is required to determine the standalone selling price for each distinct performance obligation.

Note 10 – Recognition of revenue on gross/net basis: Recognition of revenue from travel suppliers on gross/net basis requires judgement basis the underlying travel services provided.

Note 17 and 20 – Income taxes: The Group takes into account the impact of uncertain tax positions in determining the amount of current and deferred tax. This assessment involves a series of judgements about future events. Further, in assessing the realizability of deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Note 19 – Determination of Cash Generating Unit (CGU): For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Judgement is involved in determining the CGU/grouping of CGUs for allocation of the goodwill and other assets.

Note 28 – Convertible Notes: The management has applied its judgement in determining the expected future life of the instrument.

Note 37 – Lease term: whether the Group is reasonably certain to exercise extension options: The Group has an option to extend the term of lease at the end of lock-in period in most of its leases. The Group makes a judgement, by considering future economic incentives for exercising the extension option in order to ensure reasonable certainty.

ii) Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties as at March 31, 2022 that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes:

Note 10 – Revenue recognition: estimate regarding incentive payment from travel suppliers: Contracts with travel suppliers can include incentive payments which are estimated at inception and are adjusted at the end of each reporting period as additional information becomes available only to the extent that it is probable that a significant reversal of any incremental revenue will not occur.

Note 19 – Useful life of  intangible assets: The useful lives of Group's intangible assets are determined by management at the time the asset is acquired based on historical experience, after considering market conditions, industry practice, technological developments, obsolescence and other factors. However, changes in economic conditions of the markets, competition and technology, among others, are unpredictable and they may significantly impact the useful lives.

Note 19 – Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts, including the recoverability of development costs: In calculating the value in use for the purpose of impairment, the Group is required to make significant judgements, estimates and assumptions inter-alia concerning the growth in earnings before interest, taxes, depreciation and amortisation (‘EBITDA’) margins, capital expenditure, long-term growth rates and discount rates to reflect the risks involved.

Note 32 – Recognition and measurement of provisions and contingencies: The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at reporting date, taking into account the risks and uncertainties surrounding the obligation. The Group is involved in various legal and tax matters, the outcome of which may not be favorable to the Group. Management in consultation with the legal, tax and other advisers assess the likelihood that a pending claim will succeed. The Group has recognised liabilities based on whether additional amounts will be payable and has included contingent liabilities where economic outflows are considered possible but not probable.

Note 33 – Measurement of defined benefit obligations: key actuarial assumptions: The cost of the defined benefit plans, compensated absences and the present value of the defined benefit obligations are based on actuarial valuation. These include the determination of the discount rate, future salary increases and mortality rates. The actuarial assumptions used by the Company may differ materially from actual results in future periods due to changing market and economic conditions, regulatory events, judicial rulings, higher or lower withdrawal rates, or longer or shorter participant life spans.

Note 34 – Share based payments: The share-based compensation expense is determined based on the Company’s estimate of equity instruments that will eventually vest.

Note 35 – Measurement of Expected Credit Loss (“ECL”) allowance for trade receivables and contract assets: The Group has considered current and anticipated future economic conditions relating to the countries where it operates. In calculating expected credit loss, the Group has also considered other related credit information for its customers to estimate the probability of default in future and has taken into account estimates of possible effect relating to COVID -19 pandemic. Moreover, trade receivables are provided and written off on a case-to-case basis if deemed not to be collectible on the assessment of the underlying facts and circumstances.

Estimation uncertainty relating to COVID-19 pandemic

In December 2019, a novel strain of coronavirus, COVID-19 was first detected in Wuhan, China and has since spread to other regions, including India, Europe and the United States. On March 11, 2020, the World Health Organization declared that the rapidly spreading COVID-19 outbreak was a global pandemic (the "COVID-19 pandemic"). In response to the COVID-19 pandemic, many governments around the world have implemented, and continue to implement, a variety of measures to reduce the spread of COVID-19 pandemic, including travel restrictions and bans, instructions to residents to practice social distancing, quarantine advisories, shelter-in-place orders and required closures of non-essential businesses. These government mandates have forced many of the customers on whom the Group’s business relies, including hotels and airlines, to curtail drastically their service offerings or to cease operations entirely.

The impact of the global COVID-19 pandemic has severely impacted travel demand in terms of affecting consumers’ sentiment and their willingness to travel, which has caused airlines and hotels in India and around the world to operate at significantly reduced service levels throughout much of calendar year 2020 and 2021. The COVID-19 pandemic had also resulted in significant weakness in the macroeconomic environment and heightened volatility in financial markets. The financial and operating results for the full financial year ended March 31, 2021 and 2022 were severely impacted by these conditions in the domestic and global economy and the travel industry.

Following the lifting of India’s nationwide lockdown in end May 2020 imposed due to COVID-19 pandemic, our business started to recover gradually in the second and third quarters of financial year ended March 31, 2021. However, India witnessed a rapid resurgence of daily recorded case counts towards the end of the fourth quarter of financial year 2020-21 which peaked in first quarter of financial year 21-22, resulting in a second wave of COVID-19. Further, towards the end of the third quarter of the financial year 2021-22, India witnessed a resurgence in COVID-19 cases again, resulting in a third wave of COVID-19. The resulting economic conditions caused by the lockdowns and travel restriction orders imposed by several state governments in India in financial year 2021-22, resulted in a negative impact on revenue for all our reportable segments in the year ended March 31, 2022 as compared to revenue for the year ended March 31, 2020 (prior to the onset of the COVID-19 pandemic).

The extent of the effects of the COVID-19 pandemic on our business, results of operations, cash flows and growth prospects remain uncertain and would be dependent on future developments. These include, but are not limited to, the severity, extent and duration of the pandemic, its impact on the travel industries and consumer spending, rates of vaccination, the occurrence of new mutations or variants and the effectiveness of vaccinations against various mutations or variants of the COVID-19 pandemic. While many countries including India have made progress in vaccinating their residents against COVID-19, the challenging logistics of distributing vaccines, efficacy of the vaccines against new mutations or variants of the virus and other factors may contribute to delays in economic recovery.

Management believes that the estimates used in the preparation of these consolidated financial statements are reasonable, and management has made assumptions about the possible effects of the COVID-19 pandemic on critical and significant accounting estimates. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates. Any changes in estimates are adjusted prospectively in the Group’s consolidated financial statements.